COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)																1 Months Ended
	Dec. 01, 2021	Nov. 30, 2021	Nov. 01, 2021	Oct. 31, 2021	Oct. 01, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 01, 2021	Jun. 01, 2021	May 01, 2021	Apr. 01, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 02, 2021	Jan. 24, 2019	Nov. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares issued during period	12,500		12,500		12,500	12,500	12,500	12,500	12,500	12,500	12,500	50,000	12,500	12,500
16929 Wellness Consultants Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares issued during period				3,000,000
Revised Licensing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license fee, description															The annual license fee under the revised agreement is $1.00 per year. The product line ranges from personal at home use machines to fully integrated environmental rooms and chambers. Altitude has the licensing rights to use all technology to manufacture the products and to sell them (directly or through distributors) in the following territories
Management Agreement [Member] | 16929 Wellness Consultants Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Periodic Payment				$ 20,000												$ 20,000
Management Fee, Description				six months following the date of the agreement or the day that the monthly management fee from selling franchises is greater than $
Management Fee Expense		$ 1,250		$ 20,000
Debt Instrument, Frequency of Fee				The Company will pay 16929 Wellness a monthly fee of $
Franchise fee percentage		20.00%
Franchise purchased fee		$ 8,000
Common stock shares issued during period		3,000,000